Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Borrowing costs capitalised	$ 0
Non-current prepayments	139	$ 0
Hydrometallurgical refinery [member]
Statement Line Items [Line Items]
Property, plant and equipment, pledged as security	51,059	51,063
Impairment loss recognised in profit or loss, property, plant and equipment	0	49,743
Recoverable amount of asset or cash-generating unit		44,899
Impairment loss		2,141
Capitalized development costs, excluding capitalized interest costs	0	16,942
Borrowing costs capitalised	0	2,781
Non-current prepayments	139	0
Depreciation, property, plant and equipment	$ 0	$ 0	$ 0
Hydrometallurgical refinery [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities		0.20
Hydrometallurgical refinery [member] | Terminal multiple, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities		4.75